Significant Accounting Policies - Additional Information (Detail) - Segment	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of accounting policies [line items]
Significant insurance to total liabilities, percentage	80.00%
Percentage of different from discounted present value of cash flow remaining from original financial liabilities	10.00%
Number of reportable segments	3
Bottom of range [member]
Disclosure of accounting policies [line items]
Consolidated companies percentage as total consolidated assets, as well as interests in their voting capital	95.00%	95.00%
Top of range [member]
Disclosure of accounting policies [line items]
Percentage of variation in total assets due to transition to IFRS 16	0.50%